Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Components of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following components:

	31 March
(Millions of US dollars)	2024	2023
Trade creditors	$252.0	$198.2
Accrued interest	14.5	4.7
Accrued customer rebates	121.3	126.2
Other creditors and accruals	75.5	58.6
Total accounts payable and accrued liabilities	$463.3	$387.7